Profit before income tax expense (Tables)	12 Months Ended
Dec. 31, 2019
Profit before income tax expense [abstract]
Profit before income tax expense
	For the year ended 31 December
	2019	2018	2017
Total interest expense on borrowing	11,342,526	10,982,230	10,225,069
Less: amounts capitalized in property, plant and equipment	579,808	495,818	476,065
Interest expenses charged in consolidated statement of comprehensive income	10,762,718	10,486,412	9,749,004
Including: Interest expenses on lease liabilities	171,573	-	-
Auditors’ remuneration-audit services	42,019	68,750	64,160
Operating leases charge	-	377,162	364,756
Minimum lease payments under operating lease, lease payments not included in the measurement of lease liabilities	234,139	-	-
Fuel	97,686,799	105,736,173	92,737,304
Depreciation of property, plant and equipment (Note i)	21,130,076	20,466,423	20,180,830
Depreciation of right-of-use assets (Note i)	734,827	-	-
Amortization of land use rights (Note i)	-	344,068	341,125
Amortization of other non-current assets	101,902	105,623	113,878
Impairment loss of property, plant and equipment (Note 7)	5,719,990	989,778	1,046,195
Impairment loss of land use rights	-	-	108,590
Impairment loss of mining rights (Note 13)	-	135,085	-
Impairment loss of goodwill (Note 15)	-	409,371	-
Impairment loss of other non-current assets	464,867	8,432	5,008
Recognition of loss allowance for receiviables	74,557	40,967	27,682
Recognition/(reversal) of provision for inventory obsolescence (Note 17)	22,453	253,816	(263)
Net (gain)/ loss on disposals of non-current assets	(69,449)	(42,506)	616,456
Government grants	(818,101)	(521,380)	(421,912)
Included in other investment income
-Gains on disposal of available-for-sale financial assets	-	-	(1,479,732)
-Dividends on available-for-sale financial assets	-	-	(124,918)
-Dividends on other equity instrument investments	(685)	(1,168)	-
-Gains on disposal of subsidiaries (Note 20, 41(b))	(256,009)	-	(52,330)
-Loss on disposal of a joint venture	-	270,741	-
Included in (gain)/loss on fair value changes of financial assets/liabilities
-Contingent consideration of the business combination	(17,175)	(746,850)	(859,547)
-Loss on fair value changes of trading derivatives	(19,492)	20,007	2,761